Other risks and contingent liabilities (Details)		6 Months Ended
	Apr. 28, 2016 employee	Jun. 30, 2019 company
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)		39.62%
Contingent liabilities - legal proceedings | FERC
Disclosure of contingent liabilities
Number of companies involved in class action lawsuit | company		3
Contingent liabilities - legal proceedings | FERC | Total Gas & Power North America Inc.
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee	2